EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY
Schedule of warrants activity
	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2023	13,480	$793.26	1.10
Granted	-	-	-
Expired	(5,708)	1,808.64	-
Exercised	-	-	-
Outstanding, December 31, 2024	7,772	$202.50	0.79
Granted	507,403	15.78	5.00
Expired	(7,772)	202.50	-
Exercised	(41,140)	3.20	-
Outstanding, December 31, 2025	466,263	$16.89	4.84

Schedule of stock options activity
	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)
Outstanding, December 31, 2023	28,828	$287.46	8.07
Granted	14,153	26.20	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2024	43,035	$33.08	7.76
Granted	32,963	33.09	10.00
Exercised	-	-	-
Forfeited/canceled	-	-	-
Outstanding, December 31, 2025	75,998	$33.09	7.95

Exercisable options, December 31, 2025	29,103	$36.62	7.06

Schedule of fair value assumptions to value stock options
	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Expected term	5.50 - 5.78 years	3.08 - 6.08 years
Expected average volatility	97 - 98%	87 - 110%
Expected dividend yield	-	-
Risk-free interest rate	3.87%	4.02 - 4.44%